Description of Organization and Business Operations		6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Organization and Description of Business
Description of Organization and Business Operations

Note 1 — Description of Organization and Business Operations

Aja HoldCo, Inc. (the “Company”) is a Delaware corporation, formed by Arya Sciences Acquisition Corp IV (the “Parent”) on December 19, 2023 (inception). The Company has adopted a fiscal year-end of December 31.

The Company was formed to be the surviving company in connection with a contemplated business combination between the Parent and Adagio (as defined below) (see Note 3). The Company has no prior operating activities.

Going Concern

The Parent has until July 2, 2024 to complete its initial business combination (or up to March 2, 2025 if all additional monthly extensions are exercised by ARYA Sciences Holdings IV (the “Sponsor”) and subsequently approved by the board of directors of the Parent pursuant to Parent’s amended and restated memorandum and articles of association, as amended). If the Parent is unable to complete the initial business combination by July 2, 2024 (or up to March 2, 2025 if all additional monthly extensions are exercised by the Sponsor and subsequently approved by the board of directors of the Parent), the Parent must cease all operations and dissolve and liquidate under Cayman Islands law.

The financial statements have been prepared assuming that the Company will continue as a going concern. If the Parent is unable to raise additional funds to alleviate liquidity needs as well as complete a business combination by July 2, 2024 (or up to March 2, 2025 if all additional monthly extensions are exercised by the Sponsor and subsequently approved by the board of directors of the Parent), then the Company will cease all operations except for the purpose of liquidating. The liquidity condition and date for mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Note 1 — Description of Organization and Business Operations

Aja HoldCo, Inc. (the “Company” or “ListCo”) is a Delaware corporation, formed by Arya Sciences Acquisition Corp IV (the “Parent”) on December 19, 2023 (inception). The Company has adopted a fiscal year end of December 31.

The Company has no prior operating activities.

On July 31, 2024, Adagio Medical, Inc. (“Adagio Medical”)announced the closing of its previously announced business combination (the “Business Combination”) with the Parent and the Company. In connection with the closing of the Business Comabination, the Company changed its name to “Adagio Medical Holdings, Inc.” (see Note 4).

Going Concern

On July 31, 2024, the Company announced the closing of its previously announced Business Combination with the Company and Adagio Medical (see Note 4). As of July 31, 2024, substantial doubt about the Company’s ability to continue as a going concern was alleviated due to the closing of the Business Combination.